Subsequent Events	12 Months Ended
Oct. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

On November 21, 2024, the company signed a lease agreement with Wuxi Jinlun Chuanghui Commercial Management Co., Ltd. The company leased Shop 1094 in Jinlun Xingguang Mingzuo Life Plaza, located at No. 3 Qianwei Road, Xinwu District, Wuxi, with an area of 53.64 square meters. The lease term is from December 1, 2024, to September 30, 2027. The total rent is $11,264 for the first year, $11,264 for the second year, and $9,668 for the third year.

On December 15, 2024, the company signed a lease agreement with Wuxi Overseas Students Entrepreneurship Park Development Co., Ltd. The company leased Room A801 in Building 530, located at No. 18 Qingyuan Road, Xinwu District, Wuxi City, Jiangsu Province, with an area of 290.00 square meters. The lease term is from January 1, 2025, to December 31, 2025.The rent for the premises (excluding property management fees) is calculated based on the leased area at a tax-inclusive price of $5 per square meter per month (with a VAT rate of 5%).

On December 30, 2024, the Company completed initial public offering, issued and sold 1,200,000 Ordinary Shares, of which 1,200,000 shares related to the public offering, at $4.00 per share for $4.80 million. The net proceeds of $3.89 million after deducting underwriting discounts and the offering expenses payable was received by the Company.

On January 24, 2025, the Company completed initial public offering, issued and sold 174,403 shares to an over-allotment arrangement, at $4.00 per share for $0.70 million. The net proceeds of 0.31million after deducting underwriting discounts and the offering expenses payable was received by the Company.

On January 11, 2025, after approved by the Board Resolution, the Company provided loans to a third party for their working capital needs. AstraNova Ventures Limited borrowed $3.0 million from the Company and intended to repaid on October 10, 2025. The loan has a term of nine months. As of this reporting date, the company has fully recovered the loan in advance.

The Company has evaluated subsequent events from October 31, 2024 and through the date of issuance of the consolidated financial statements which is February 24, 2025, and did not identify any subsequent events except disclosed above that would have material financial impact or that required adjustment of the Company’s consolidated financial statements.